Financial Instruments (Details) - Schedule of Financial Instruments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 6,014,572	$ 7,139,817
Financial liabilities, Fair value	6,014,572	7,139,817
Loans and borrowings [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	3,863,454	3,568,896
Financial liabilities, Fair value	3,863,454	3,568,896
Holdback payable [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	400,000	377,465
Financial liabilities, Fair value	400,000	377,465
Lease liabilities [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	135,337	330,821
Financial liabilities, Fair value	135,337	330,821
Due to related parties [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	2,255,522	679,617
Financial liabilities, Fair value	2,255,522	679,617
Cash and cash held in trust [Member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	93,875	255,803
Financial assets, Fair value	93,875	255,803
Marketable securities [Member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount		263,691
Financial assets, Fair value		263,691
Trade and other receivables [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	284,513	1,235,619
Financial assets, Fair value	284,513	1,235,619
Loan receivable [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	593,232	483,588
Financial assets, Fair value	$ 593,232	$ 483,588